Vessel revenue - Lease and non lease components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Lease components of revenue	$ 548,988	$ 428,781	$ 296,151
Non - lease components of revenue	353,808	265,656	281,648
Total lease and non - lease components of revenue	$ 902,796	$ 694,437	$ 577,799
Variability of lease revenue	100.00%